Interest income and expense (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Interest Income (Expense), Net [Abstract]
Interest income	€ 41,156,000	[1]	€ 15,125,000	€ 42,766,000
Interest income on cash pools	6,800,000		3,600,000	27,900,000
Interest expense on cash pools	€ 6,800,000		€ 3,600,000	€ 27,900,000

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.